Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.300% Series due 2036
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 349,597,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,279.41
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-281614-02. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.